PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 200,499	$ 18,800
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	5,181	0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	46,803	137,721
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	362	43,978
Unrecognized Tax Benefits, Decrease Resulting from Current Period Tax Positions	1,814	0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	1,738	0
Unrecognized Tax Benefits, Ending Balance	$ 238,931	$ 200,499